Expense Example {- Fidelity Freedom® 2040 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-09 - Fidelity Freedom® 2040 Fund - Fidelity Freedom 2040 Fund - Class K	May 28, 2022 USD ($)
Expense Example:
1 year	$ 66
3 years	205
5 years	353
10 years	$ 765